Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance

We are required by SEC rules to disclose the following information regarding compensation paid to our Principal Executive Officer (the “PEO”) and our other Named Executive Officers (such other Named Executive Officers collectively referred to hereinafter as the “Non-PEO NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner prescribed by the SEC rules and do not necessarily align with how we or the compensation committee views the link between our performance and pay of our named executive officers. The footnotes below set forth the adjustments from the total compensation for each of our NEOs reported in the Summary Compensation Table above. As permitted under the rules applicable to smaller reporting companies, we are including two years of data and are not including a peer group total shareholder return or company-selected measure, as contemplated under Item 402(v) of Regulation S-K. For further information concerning our executive compensation philosophy and how executive compensation is aligned with the Company’s performance, refer to the section entitled “Executive Compensation” included in this proxy statement.

The following table sets forth additional compensation information of our PEO and Non-PEO NEOs, along with total shareholder return, and net loss results for the years ended December 31, 2023 and 2022:
					Value of Initial Fixed $100 Investment Based on Total Shareholder Return(5)	Net Loss (in 000s)(6)

Average
			Summary	Average
	Summary		Compensation	Compensation
	Compensation	Compensation	Table Total	Actually Paid
	Table Total	Actually Paid	for Non-PEO	to Non-PEO
Year(1)	for PEO (in 000s)(2)	to PEO (in 000s)(3)	NEOs (in 000s)(4)	NEOs (in 000s)(3)
2023	$950	$483	$385	$314	$21	$(8,889)
2022	679	761	502	100	26	(13,071)

(1)	Miranda Toledano served as our Executive Officer for the entirety of 2023 and starting May 2022. The Non-PEO NEOs for 2023 and 2022 were Hillel Galitzer and Dana Yaacov-Garbeli.
(2)	The dollar amounts reported herein represent the amount of total compensation reported for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
(3)
The dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs (as an average) as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs and Non-PEO NEOs during the applicable fiscal year. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and no dividends or other earnings paid on share or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to the determine “compensation actually paid” (all amounts are averages for Non-PEO NEOs).

The below figures are represented in thousands.

	PEO		Non-PEO NEO Average
	2023	2022	2023	2022
Summary Compensation Table Total	$950	$679	$385	$502
-the fair value of equity awards granted that are reported in the Summary Compensation Table	(532)	(382)	(141)	(195)
+ Fair value as of the end of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	126	418	72	16
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(81)	-	(9)	(166)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	-	46	-	-
+/- Change in fair value as of the vesting date (from
the end of the prior fiscal year) of any awards
granted in any prior fiscal year for which all
applicable vesting conditions were satisfied at the
end of or during the covered fiscal year	20	-	7	(57)
Compensation Actually Paid	$483	$761	$314	$100

(4)
The dollar amounts reported herein represent the average of the amounts of total compensation reported for our Non-PEO NEOs as a group for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(5)
Cumulative total stockholder return (“TSR”) assumes $100 was invested on December 31, 2021 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period (December 31, 2021) by our stock price at the beginning of the measurement period. At December 31, 2023, 2022 and 2021, the per share closing prices for our Ordinary Shares were $0.60, $0.73 and $2.815, respectively. No dividends were paid on share or option awards for all periods presented.

(6)	Net loss is reflected as reported in our audited consolidated financial statements for the applicable fiscal year.

Pay versus Performance Comparative Disclosure

In accordance with SEC rules, the Company is providing the following narrative disclosure regarding the relationships between information presented in the pay versus performance tables above.

Compensation Actually Paid and Cumulative Total Shareholder Return

During 2022 and 2023, compensation actually paid (“CAP”) to our PEO decreased from $761 thousand in fiscal year 2022 to $483 thousands in fiscal year 2023. Average compensation actually paid to our Non-PEO NEOs increased from $100 in fiscal 2022 to $314 thousand in fiscal 2023. Over the same period, the value of an investment of $100 in our Ordinary Shares on the last trading day of 2021 decreased by $74 to $26 during fiscal 2022, further decreased by $5 to $21 during fiscal 2023.

Compensation Actually Paid and Net Loss

During 2022 and 2023, CAP to our PEO decreased from $761 thousand in fiscal year 2022 to $483 thousand in fiscal year 2023. Average CAP to our Non-PEO NEOs increased from $100 in fiscal year 2022 to $314 thousand in fiscal year 2023. Over the same period, our net loss increased by $884 thousand during fiscal year 2022 (from a net loss in fiscal year 2021 of $12,187 thousand to a net loss in fiscal year 2022 of $13,017 thousand), and it decreased by $4,128 thousand during fiscal year 2023 (from a net loss in fiscal year 2022 of $13,017 thousand  to a net loss in fiscal year 2023 of $8,889 thousand).

Named Executive Officers, Footnote		The dollar amounts reported herein represent the average of the amounts of total compensation reported for our Non-PEO NEOs as a group for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
Peer Group Issuers, Footnote		Cumulative total stockholder return (“TSR”) assumes $100 was invested on December 31, 2021 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period (December 31, 2021) by our stock price at the beginning of the measurement period. At December 31, 2023, 2022 and 2021, the per share closing prices for our Ordinary Shares were $0.60, $0.73 and $2.815, respectively. No dividends were paid on share or option awards for all periods presented.
PEO Total Compensation Amount	[1],[2]	$ 950,000	$ 679,000
PEO Actually Paid Compensation Amount	[1],[3]	$ 483,000	761,000
Adjustment To PEO Compensation, Footnote

	PEO		Non-PEO NEO Average
	2023	2022	2023	2022
Summary Compensation Table Total	$950	$679	$385	$502
-the fair value of equity awards granted that are reported in the Summary Compensation Table	(532)	(382)	(141)	(195)
+ Fair value as of the end of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	126	418	72	16
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(81)	-	(9)	(166)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	-	46	-	-
+/- Change in fair value as of the vesting date (from
the end of the prior fiscal year) of any awards
granted in any prior fiscal year for which all
applicable vesting conditions were satisfied at the
end of or during the covered fiscal year	20	-	7	(57)
Compensation Actually Paid	$483	$761	$314	$100

Non-PEO NEO Average Total Compensation Amount	[1],[4]	$ 385,000	502,000
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 314,000	100,000
Adjustment to Non-PEO NEO Compensation Footnote

	PEO		Non-PEO NEO Average
	2023	2022	2023	2022
Summary Compensation Table Total	$950	$679	$385	$502
-the fair value of equity awards granted that are reported in the Summary Compensation Table	(532)	(382)	(141)	(195)
+ Fair value as of the end of all awards granted during the covered fiscal year that are outstanding and unvested at the end of the covered year	126	418	72	16
+/- Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(81)	-	(9)	(166)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	-	46	-	-
+/- Change in fair value as of the vesting date (from
the end of the prior fiscal year) of any awards
granted in any prior fiscal year for which all
applicable vesting conditions were satisfied at the
end of or during the covered fiscal year	20	-	7	(57)
Compensation Actually Paid	$483	$761	$314	$100

Equity Valuation Assumption Difference, Footnote		For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and no dividends or other earnings paid on share or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Total Shareholder Return

During 2022 and 2023, compensation actually paid (“CAP”) to our PEO decreased from $761 thousand in fiscal year 2022 to $483 thousands in fiscal year 2023. Average compensation actually paid to our Non-PEO NEOs increased from $100 in fiscal 2022 to $314 thousand in fiscal 2023. Over the same period, the value of an investment of $100 in our Ordinary Shares on the last trading day of 2021 decreased by $74 to $26 during fiscal 2022, further decreased by $5 to $21 during fiscal 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss

During 2022 and 2023, CAP to our PEO decreased from $761 thousand in fiscal year 2022 to $483 thousand in fiscal year 2023. Average CAP to our Non-PEO NEOs increased from $100 in fiscal year 2022 to $314 thousand in fiscal year 2023. Over the same period, our net loss increased by $884 thousand during fiscal year 2022 (from a net loss in fiscal year 2021 of $12,187 thousand to a net loss in fiscal year 2022 of $13,017 thousand), and it decreased by $4,128 thousand during fiscal year 2023 (from a net loss in fiscal year 2022 of $13,017 thousand  to a net loss in fiscal year 2023 of $8,889 thousand).

Total Shareholder Return Amount	[1],[5]	$ 21	26
Net Income (Loss)	[1],[6]	$ (8,889,000)	(13,071,000)
PEO Name		Miranda Toledano
Additional 402(v) Disclosure		The dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs (as an average) as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs and Non-PEO NEOs during the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name		Net loss
Principal Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 950,000	679,000
PEO Actually Paid Compensation Amount		483,000	761,000
Principal Executive Officer [Member] | Fair Value Of Equity Awards Granted Are Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(532,000)	(382,000)
Principal Executive Officer [Member] | Fair Value As Of The End Of All Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At The End Of The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		126,000	418,000
Principal Executive Officer [Member] | Change In Fair Value At End Of The Covered Fiscal Year Of Any Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(81,000)	0
Principal Executive Officer [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	46,000
Principal Executive Officer [Member] | Change In Fair Value As Of The Vesting Date Of Any Awards Granted In Any Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied At The End Of Or During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,000	0
Non Principal Executive Officer And Non Executive Officer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		385,000	502,000
PEO Actually Paid Compensation Amount		314,000	100,000
Non Principal Executive Officer And Non Executive Officer [Member] | Fair Value Of Equity Awards Granted Are Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(141,000)	(195,000)
Non Principal Executive Officer And Non Executive Officer [Member] | Fair Value As Of The End Of All Awards Granted During The Covered Fiscal Year That Are Outstanding And Unvested At The End Of The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		72,000	16,000
Non Principal Executive Officer And Non Executive Officer [Member] | Change In Fair Value At End Of The Covered Fiscal Year Of Any Awards Granted In Any Prior Fiscal Year That Are Outstanding And Unvested As Of The End Of The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,000)	(166,000)
Non Principal Executive Officer And Non Executive Officer [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non Principal Executive Officer And Non Executive Officer [Member] | Change In Fair Value As Of The Vesting Date Of Any Awards Granted In Any Prior Fiscal Year For Which All Applicable Vesting Conditions Were Satisfied At The End Of Or During The Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 7,000	$ (57,000)

[1]	Miranda Toledano served as our Executive Officer for the entirety of 2023 and starting May 2022. The Non-PEO NEOs for 2023 and 2022 were Hillel Galitzer and Dana Yaacov-Garbeli.
[2]	The dollar amounts reported herein represent the amount of total compensation reported for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
[3]	The dollar amounts reported below represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs (as an average) as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs and Non-PEO NEOs during the applicable fiscal year. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and no dividends or other earnings paid on share or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following table details the applicable adjustments that were made to the determine “compensation actually paid” (all amounts are averages for Non-PEO NEOs).
[4]	The dollar amounts reported herein represent the average of the amounts of total compensation reported for our Non-PEO NEOs as a group for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
[5]	Cumulative total stockholder return (“TSR”) assumes $100 was invested on December 31, 2021 and is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period (December 31, 2021) by our stock price at the beginning of the measurement period. At December 31, 2023, 2022 and 2021, the per share closing prices for our Ordinary Shares were $0.60, $0.73 and $2.815, respectively. No dividends were paid on share or option awards for all periods presented.
[6]	Net loss is reflected as reported in our audited consolidated financial statements for the applicable fiscal year.